JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

May 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

the JPMorgan Equity Premium Income Fund (the “Fund”)

File No. 811-23117 and 333-208312

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 52 under the 1933 Act (Amendment No. 53 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Fund. The Fund seeks total return which includes current income and capital appreciation under normal circumstances, the Fund invest at least 80% of its net assets in equity securities, which will primarily include primarily common stocks and equity-linked notes.

If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary